The Bank’s actual capital amounts and ratios are presented in the following table as of March 31, 2021 and December 31, 2020, respectively. (Details) $ in Thousands	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Total Capital to Risk Weighted Assets, Actual, Amount	$ 78,934	$ 77,133
Total Capital to Risk Weighted Assets, Actual, Ratio	0.1616	0.1641
Total Capital to Risk Weighted Assets, Minimum Capital Requirement, Amount	$ 39,066	$ 37,603
Total Capital to Risk Weighted Assets, Minimum Capital Requirement, Ratio	0.080	0.080
Total Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 48,833	$ 47,028
Total Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.100	0.100
Tier 1 Capital Risk Weighted Assets, Actual, Amount	$ 72,815	$ 71,241
Tier 1 Capital Risk Weighted Assets, Actual, Ratio	0.1491	0.1516
Tier 1 Capital Risk Weighted Assets, Minimum Capital Requirement, Amount	$ 29,300	$ 28,202
Tier 1 Capital Risk Weighted Assets, Minimum Capital Requirement, Ratio	0.060	0.060
Tier 1 Capital Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 39,066	$ 37,603
Tier 1 Capital Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.080	0.080
Tier 1 Capital to Average Assets, Actual, Amount	$ 72,815	$ 71,241
Tier 1 Capital to Average Assets, Actual, Ratio	0.0941	0.0949
Tier 1 Capital to Average Assets, Minimum Capital Requirement, Amount	$ 30,967	$ 29,989
Tier 1 Capital to Average Assets, Minimum Capital Requirement, Ratio	0.040	0.040
Tier 1 Capital to Average Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 38,709	$ 37,545
Tier 1 Capital to Average Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.050	0.050
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual, Amount	$ 72,815	$ 71,241
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual, Ratio	0.1491	0.1516
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum Capital Requirement, Amount	$ 21,975	$ 20,036
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum Capital Requirement, Ratio	0.045	0.045
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 31,741	$ 30,552
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.065	0.065